Note 4 - Related Party Transactions (Details)	6 Months Ended			6 Months Ended														12 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 S and P Chartering Services Expense [Member] Eurochart [Member]	Jun. 30, 2013 Chartering Services Expense [Member] Eurochart [Member] USD ($)	Jun. 30, 2012 Chartering Services Expense [Member] Eurochart [Member] USD ($)	Jun. 30, 2013 Vessel Sales [Member] Eurochart [Member] USD ($)	Jun. 30, 2012 Vessel Sales [Member] Eurochart [Member] USD ($)	Jun. 30, 2013 Executive Services Expense [Member] Eurobulk Marine Holdings Inc. [Member] USD ($)	Jun. 30, 2012 Executive Services Expense [Member] Eurobulk Marine Holdings Inc. [Member] USD ($)	Jun. 30, 2013 Vessel Operating Expenses [Member] Sentinel [Member] USD ($)	Jun. 30, 2012 Vessel Operating Expenses [Member] Sentinel [Member] USD ($)	Jun. 30, 2013 Vessel Operating Expenses [Member] Technomar [Member] USD ($)	Jun. 30, 2012 Vessel Operating Expenses [Member] Technomar [Member] USD ($)	Jun. 30, 2013 Eurobulk Marine Holdings Inc. [Member] Vessel Management Fees (Member) USD ($)	Jun. 30, 2012 Eurobulk Marine Holdings Inc. [Member] Vessel Management Fees (Member) USD ($)	Jun. 30, 2013 Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] EUR (€)	Jun. 30, 2013 Sentinel [Member]	Jun. 30, 2013 Sentinel [Member] Maximum [Member]	Jun. 30, 2013 Technomar [Member] USD ($)	Jun. 30, 2013 Euromar LLC Joint Venture (Member) USD ($)
Note 4 - Related Party Transactions (Details) [Line Items]
Related Party Transaction Daily Fee (in Euro)																	€ 685	€ 685
Related Party Transaction, Amounts of Transaction									935,000	925,000					2,473,650	2,539,457
Due from Related Parties	735,131		4,948,443
Related Party Transaction Commission Percentage				1.00%	1.25%															5.00%
Related Party Transaction, Expenses from Transactions with Related Party					227,873	304,490	36,000	43,823			70,203	65,349	129,715	99,734
Equity Method Investment, Ownership Percentage																			86.80%		45.10%
Related Party Transaction Amounts Of Transaction Per Crew Member Per Month																					50
Revenue from Related Parties	$ 120,000	$ 120,000																				$ 120,000